Note 11 - Financial Instruments - Components of AOCI of Unrealized Losses on Cash Flow Hedges (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Balance	$ (1,361)
Termination of interest rate swap contracts and transfer to Gain/(loss) on derivative financial instruments	1,361
Balance